1. Nature of the Business and Going Concern (Details Narrative) - CAD	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Nature Of Business And Going Concern Details Narrative
Working capital deficiency	CAD 856,927	CAD 845,406	CAD 434,263
Accumulated deficit	CAD (2,121,813)	CAD (1,809,373)	CAD (722,084)